Subsequent Events (Details)			3 Months Ended
	Jul. 17, 2026 USD ($)	Jul. 17, 2026 JPY (¥)	Aug. 12, 2026 USD ($) shares	Jul. 27, 2026 USD ($)	Jul. 27, 2026 JPY (¥)	Jul. 21, 2026 USD ($)	Jul. 21, 2026 JPY (¥)	Jun. 11, 2026 USD ($)	Jun. 11, 2026 JPY (¥)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)
Subsequent Events [Line Items]
Other Borrowings										$ 255,330	¥ 40,000,000
First Tranche [Member]
Subsequent Events [Line Items]
Repayment amount						$ 82,982	¥ 13,000,000
Second Tranche [Member]
Subsequent Events [Line Items]
Repayment amount										$ 172,348	¥ 27,000,000
Forecast [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares | shares			6,698,005
Aggregate cash proceeds | $			$ 2,345,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Defendants agreed to pay	$ 127,665	¥ 20,000,000
Repayment amount				$ 135,000	¥ 21,149,406			$ 300,000	¥ 46,998,680